CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 9,552	$ 8,386	$ 34,914	$ (7,473)	$ (1,854)
Adjustments to reconcile net income (loss) to net cash provide by (used in) operating activities:
Provision for loan losses	2,960	5,100	8,300	22,077	25,832
Provision for depreciation	1,226	985	2,081	1,842	1,859
Deferred income taxes	3,624	(2,160)	(16,895)	(735)	0
Stock based compensation	65	75	145	1,593	1,659
Net amortization of premium/discount on debt and mortgage related securities	1,233	576	1,647	635	70
Amortization of unearned ESOP shares	311	110	306	202	264
Gain on sale of loans held for sale	(43,399)	(37,304)	(90,171)	(37,667)	(35,465)
Loans originated for sale	(978,327)	(767,092)	(1,749,426)	(1,027,346)	(1,084,362)
Proceeds on sales of loans originated for sale	1,023,294	770,190	1,794,268	1,072,863	1,068,746
(Increase) decrease in accrued interest receivable	(395)	508	612	37	424
Increase in cash surrender value of life insurance	(401)	(409)	(1,071)	(1,124)	(1,138)
Decrease in accrued interest on deposits and borrowings	(135)	(318)	(372)	(239)	(1,011)
Increase in other liabilities	1,754	3,862	4,796	211	7,565
Increase (decrease) in accrued tax payable	(2,190)	(257)	(161)	1,282	5,606
Gain on sale of available for sale securities	9	(241)	(522)	(53)	(55)
Impairment of securities	0	104	213	456	0
Net realized and unrealized loss related to real estate owned	(802)	2,670	6,162	6,052	675
Other	(7,660)	(2,887)	(2,963)	2,477	(1,943)
Net cash provided by operating activities	10,719	(18,102)	(8,137)	35,090	(13,128)
Investing activities:
Net decrease in loans receivable	12,117	33,609	51,023	42,692	46,642
Purchases of:
Debt securities	(34,555)	0	(19,269)	(85,802)	(66,955)
Mortgage related securities	(7,160)	(77,252)	(115,660)	(14,184)	(34,700)
Certificates of deposit	980	1,470
Premises and equipment, net	(2,093)	(741)	(1,674)	(1,021)	(925)
Bank owned life insurance	(180)	(180)	(240)	(240)	(306)
Proceeds from:
Principal repayments on mortgage-related securities	21,902	16,182	35,504	31,433	40,624
Maturities of debt securities	2,060	11,908	71,065	62,115	47,202
Sales of debt securities	921	44,868	11,798	0	14,023
Sales of mortgage-related securities			18,291	3,230	6,710
Calls of structured notes	0	2,648	2,648	0	0
Sales of foreclosed properties and other assets	14,466	16,247	36,580	23,231	33,577
Redemption of FHLB stock	0	1,146	1,459	0	0
Net cash used in investing activities	6,498	46,965	91,525	61,454	85,892
Financing activities:
Net decrease in deposits	(46,506)	(65,094)	(111,779)	(94,237)	(19,361)
Net increase (decrease) in short-term borrowings	10,158	17,893	18,750	4,179	(50,941)
Net increase (decrease) in advance payments by borrowers for taxes	2,030	2,833	730	(1,437)	1,749
Net cash used by financing activities	(34,318)	(44,368)	(92,299)	(91,495)	(68,553)
(Decrease) Increase in cash and cash equivalents	(17,101)	(15,505)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period	71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	54,368	64,875	71,469	80,380	75,331
Cash paid, credited or (received) during the period for:
Income tax payments (refunds)	4,573	2,488	4,852	69	(5,554)
Interest payments	12,151	15,195	28,273	33,076	41,013
Noncash investing activities:
Loans receivable transferred to other real estate owned	$ 8,404	$ 11,002	$ 22,282	$ 28,259	$ 41,781